Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated Other Comprehensive Income Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2020	$ 117,817	$ 58	$ 958	$ (22,302)	$ 96,531	$ 49,110	$ 145,641
Begnning Balance, shares at Mar. 31, 2020	10,988
IfrsStatementLineItems [Line Items]
Issued under private placement	$ 6,980				6,980		6,980
Issued under private placement, shares	698
Share issuance costs	$ (248)				(248)		(248)
Net unrealized loss on investments
Share-based compensation expense		7,977			7,977	850	8,827
Exchange of SalvaRx warrants for Portage warrants	2,640				2,640		2,640
Settlement of non-controlling interest in SalvaRx Limited	2,451				2,451	(2,451)
Warrant liability at contract price	(330)				(330)		(330)
Fair value adjustment for shares issued at a discount in SalvaRx Limited	$ 1,256				1,256		1,256
Fair value adjustment for shares issued at a discount in SalvaRx Limited, shares	397
Shares issued for services	$ 25				25		25
Shares issued for services, shares	1
Expiration of unexercised stock options	$ 58	(58)
Net loss for period				(15,833)	(15,833)	(1,356)	(17,189)
Ending balance, value at Mar. 31, 2021	$ 130,649	7,977	958	(38,135)	101,449	46,153	147,602
Ending Balance, shares at Mar. 31, 2021	12,084
IfrsStatementLineItems [Line Items]
Share issuance costs	$ (1,877)				(1,877)		(1,877)
Shares issued or accrued for services	$ 120				120		120
Shares issued or accrued for services, shares	8
Net unrealized loss on investments
Warrants exercised	$ 339				339		$ 339
Warrants exercised, shares	16						16,000
Exchange of notes payable and accrued interest for iOx shares						184	$ 184
Share-based compensation expense		8,951			8,951	191	$ 9,142
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares
Shares issued under ATM	$ 2,643				2,643		$ 2,643
Shares issued under ATM, shares	91
Shares issued under offering	$ 26,450				26,450		26,450
Shares issued under offering, shares	1,150
Net loss for period				(16,870)	(16,870)	(2,299)	(19,169)
Ending balance, value at Mar. 31, 2022	$ 158,324	16,928	958	(55,005)	121,205	44,229	165,434
Ending Balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share issuance costs	$ (90)				(90)		(90)
Shares issued or accrued for services	$ 120				120		120
Shares issued or accrued for services, shares	20
Net unrealized loss on investments			(5,283)		(5,283)		$ (5,283)
Warrants exercised, shares
Share-based compensation expense		4,276			4,276		$ 4,276
Shares issued in Tarus acquisition	$ 17,200				17,200		17,200
Shares issued in Tarus acquisition, shares	2,426
Shares issued in iOx exchange	$ 9,737				9,737	(9,737)
Shares issued in iOx exchange, shares	1,070
Deferred obligation - iOx milestone						(5,478)	(5,478)
Excess of non-controlling interest acquired over consideration - iOx	29,609				29,609	(29,609)
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	$ 900				900		$ 900
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares	94						94,000
Shares issued under ATM	$ 944				944		$ 944
Shares issued under ATM, shares	167
Purchase of shares issued under Committed Purchase Agreement	$ 2,038				2,038		2,038
Purchase of shares issued under Committed Purchase Agreement, shares	480
Net loss for period				(104,611)	(104,611)	(55)	(104,666)
Ending balance, value at Mar. 31, 2023	$ 218,782	$ 21,204	$ (4,325)	$ (159,616)	$ 76,045	$ (650)	$ 75,395
Ending Balance, shares at Mar. 31, 2023	17,606